Related party transactions (Details) - Cespira - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Receivables	$ 289		$ 289		$ 274
Payables	469		469		$ 78
Sales of goods, services, and other income
Related Party Transaction [Line Items]
Transaction amount	6	$ 9,721	12	$ 15,280
Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	$ 404	$ 1,288	$ 434	$ 1,898